Income Taxes (Summary Of Income Taxes Reconciled With The Federal Statutory Rates) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Income Taxes Reconciled with the Federal Statutory Rates
Federal income tax rate	35.00%		35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	1.40%	1.10%	1.30%	0.70%	(1.20%)
Foreign earnings taxed at different rates			(13.70%)	2.60%	5.20%
Domestic production activities deduction	(1.50%)	(1.30%)	(2.30%)	(0.70%)	0.00%
Non-deductible fines and penalties			0.30%	0.00%	1.10%
Deferred tax adjustments			0.20%	0.00%	(0.90%)
Change in tax contingency reserves	0.80%	0.90%	6.90%	0.20%	0.30%
Other			0.70%	1.70%	(0.70%)
Total effective tax rate	32.80%	36.30%	28.40%	39.50%	38.80%